Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net
	As at December 31,
	2023	2022
Land	1,145,625	1,278,822
Buildings	2,149,905	2,348,627
Machinery and equipment	1,204,968	1,176,246
Furniture and fixtures	751,496	789,622
Assets under construction	48,456	50,305
Installations	183,485	197,097
Improvements to third-party properties	768,322	776,293
Vehicles	23,148	28,712
Computers	389,756	404,938
Other property, plant and equipment	289	16,050
Total property, plant and equipment, gross	6,665,450	7,066,712
Accumulated depreciation	(2,590,675)	(2,587,996)
Impairment	(5,010)	(4,436)
Total property, plant and equipment, net	4,069,765	4,474,280

Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss	The movement of the cost of property, plant and equipment, accumulated depreciation and impairment loss during the reporting periods is shown below:
Cost	Land	Buildings	Machinery and equipment	Furniture and fixtures	Assets under construction	Installations	Improvements to third party properties	Vehicles	Computers	Other property, plant and equipment	Total
Balance at December 31, 2021	1,137,865	2,115,633	1,033,499	655,019	45,009	132,928	635,377	23,873	346,091	16,050	6,141,344
Additions	8,922	28,881	138,155	82,438	70,190	2,377	65,911	1,879	44,697	-	443,450
Increase (decrease) from movements between property, plant and equipment accounts	-	4,165	3,745	19,713	(49,114)	12,771	8,713	-	7	-	-
(Decrease) from transfers to investment property	(1,643)	(1,756)	-	-	(12,232)	-	-	-	-	-	(15,631)
(Decrease) assets by transfers to non-current assets held for sale	(446)				(647)						(1,093)
Disposals and derecognition	(466)	(2,436)	(29,871)	(11,784)	(627)	(957)	(20,755)	(226)	(9,613)	-	(76,735)
Effect of exchange differences on translation into presentation Currency	6,219	36,390	27,542	38,182	2,496	49,978	89,656	(2,633)	5,065	-	252,895
(Decrease) increase from transfers to (from) other balance sheet Accounts	(929)	(741)	(18,610)	(11,548)	(266)	-	(2,609)	143	(5,078)	-	(39,638)
Hyperinflation adjustments	129,300	168,491	21,786	17,602	(4,504)	-	-	5,676	23,769	-	362,120
Balance at December 31, 2022	1,278,822	2,348,627	1,176,246	789,622	50,305	197,097	776,293	28,712	404,938	16,050	7,066,712
Additions	50,214	21,262	115,439	42,183	93,990	3,407	28,693	602	30,198	-	385,988
Acquisitions through business combinations (Note 17.1)	1,752	22	471	224	-	2,558	1,102	79	294	-	6,502
Increase (Decrease) from movements between property, plant and equipment accounts	-	24,387	6,781	(12,265)	(81,069)	23,227	38,153	292	494	-	-
(Decreases) by transfer (to) other balance sheet accounts – investment property.	-	-	-	-	(345)	-	-	-	-	-	(345)
Disposals and derecognition	(1,752)	(914)	(28,871)	(9,283)	(2,827)	(1,928)	(5,718)	(2,361)	(6,672)	(15,761)	(76,087)
Effect of exchange differences on translation into presentation Currency	(283,161)	(377,852)	(71,010)	(73,422)	(10,974)	(40,876)	(69,465)	(11,218)	(58,727)	-	(996,705)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(4)	4,320	(14,374)	(4,067)	(564)	-	(736)	260	(3,091)	-	(18,256)
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,464)	(2,198)	-	-	-	-	-	-	-	-	(4,662)
Increases by transfer from other balance sheet accounts - intangibles	-	-	63	-	-	-	-	-	1,283	-	1,346
Hyperinflation adjustments	102,218	132,251	20,223	18,504	(60)	-	-	6,782	21,039	-	300,957
Balance at December 31, 2023	1,145,625	2,149,905	1,204,968	751,496	48,456	183,485	768,322	23,148	389,756	289	6,665,450

Accumulated depreciation	Land	Buildings	Machinery and equipment	Furniture and fixtures	Assets under construction	Installations	Improvements to third party properties	Vehicles	Computers	Other property, plant and equipment	Total
Balance at December 31, 2020		392,003	483,306	378,479		63,572	275,384	15,072	177,537	4,797	1,790,150
Depreciation		49,909	86,118	56,701		8,152	30,637	1,675	31,408	788	265,388
Disposals and derecognition		(1,178)	(18,607)	(9,535)		(5)	(6,254)	(1,582)	(11,815)	-	(48,976)
(Decrease) from transfers (to) investment property		(16)	-	-		-	-	-	-	-	(16)
Effect of exchange differences on translation into presentation currency		5,102	5,460	8,889		6,790	8,541	(231)	2,289	-	36,840
Other		(278)	(489)	-		-	-	(5)	6	-	(766)
Hyperinflation adjustments		34,532	10,057	9,068		-	-	3,048	12,583	-	69,288
Balance at December 31, 2021		480,074	565,845	443,602		78,509	308,308	17,977	212,008	5,585	2,111,908
Depreciation		51,704	88,988	58,975		9,933	36,580	2,097	34,328	788	283,393
Disposals and derecognition		(669)	(23,868)	(9,317)		(509)	(16,858)	(193)	(9,562)	-	(60,976)
Increase from transfers to investment property		526	-	-		-	-	-	-	-	526
(Decrease) assets by transfers to non-current assets held for sale		(436)									(436)
Effect of exchange differences on translation into presentation currency		5,988	18,227	32,472		29,690	34,381	(2,339)	3,806	-	122,225
Other		32	(7)	-		-	-	(333)	1,307	-	999
Hyperinflation adjustments		67,528	18,408	15,673		-	-	5,585	23,163	-	130,357
Balance at December 31, 2022		604,747	667,593	541,405		117,623	362,411	22,794	265,050	6,373	2,587,996
Depreciation		52,150	93,592	63,005		11,766	39,744	1,776	37,523	591	300,147
Depreciation through business combinations (Note 17.1)		11	161	142		1,126	35	45	270	-	1,790
Disposals and derecognition		(193)	(21,564)	(7,723)		(1,064)	(3,346)	(2,232)	(6,008)	(6,960)	(49,090)
Effect of exchange differences on translation into presentation currency		(135,310)	(53,416)	(58,064)		(23,856)	(25,847)	(9,583)	(52,714)	-	(358,790)
(Decreases) by transfer (to) other balance sheet accounts – inventories		(660)	-	-		-	-	-	-	-	(660)
Other		1,319	(21)	-		-	-	(192)	299	-	1,405
Hyperinflation adjustments		53,363	16,071	13,417		-	-	5,312	19,714	-	107,877
Balance at December 31, 2023		575,427	702,416	552,182		105,595	372,997	17,920	264,134	4	2,590,675

Impairment	Land	Buildings	Machinery and equipment	Furniture and fixtures	Assets under construction	Installations	Improvements to third party properties	Vehicles	Computers	Other property, plant and equipment	Total
Balance at December 31, 2020	1,921	2,984	-	-	-	-	2,561	-	-	-	7,466
Impairment losses	-	756	-	-	-	-	1,735	-	-	-	2,491
Reversal of Impairment losses	(1,921)	(2,857)	-	-	-	-	-	-	-	-	(4,778)
Impairment derecognition	-	(756)	-	-	-	-	-	-	-	-	(756)
Effect of exchange differences on translation into presentation currency	-	-	-	-	-	-	316	-	-	-	316
Balance at December 31, 2021	-	127	-	-	-	-	4,612	-	-	-	4,739
Impairment losses	-	241	-	-	-	-	1,403	-	-	-	1,644
Reversal of Impairment losses	-	(17)	-	-	-	-	(2,786)	-	-	-	(2,803)
Impairment derecognition	-	(241)	-	-	-	-	(239)	-	-	-	(480)
Effect of exchange differences on translation into presentation currency	-	-	-	-	-	-	1,336	-	-	-	1,336
Balance at December 31, 2022	-	110	-	-	-	-	4,326	-	-	-	4,436
Impairment losses	-	-	-	-	-	-	2,903	-	-	-	2,903
Reversal of Impairment losses	-	-	-	-	-	-	(1,188)	-	-	-	(1,188)
Impairment derecognition	-	(110)	-	-	-	-	-	-	-	-	(110)
Effect of exchange differences on translation into presentation currency	-	-	-	-	-	-	(1,031)	-	-	-	(1,031)
Balance at December 31, 2023	-	-	-	-	-	-	5,010	-	-	-	5,010

Schedule of Additions to Property, Plant and Equipment for Cash Flow Presentation Purpose	Additions to property, plant and equipment for cash flow presentation purposes.
	Year ended December 31,
	2023	2022	2021
Additions	385,988	443,450	421,286
Additions to trade payables for deferred purchases of property, plant and equipment	(427,568)	(546,817)	(411,044)
Payments for deferred purchases of property, plant and equipment	474,297	484,182	320,208
Acquisition of property, plant and equipment in cash	432,717	380,815	330,450